Financial Information of the Parent Company (Details) - Schedule of Balance Sheets (Parentheticals) - Jianzhi Education Technology Group Company Limited [Member]	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable ordinary shares par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Redeemable ordinary shares issued			11,110,000
Redeemable ordinary shares outstanding			11,110,000
Ordinary shares par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares shares issued	121,110,000	121,110,000	100,000,000
Ordinary shares shares outstanding	121,110,000	121,110,000	100,000,000